Expenses	12 Months Ended
Jun. 30, 2019
Text block [abstract]
Expenses

Note 7. Expenses

	Consolidated
	2019	2018	2017
	A$000	A$000	A$000

Loss before income tax includes the following specific

Depreciation
Leasehold improvements	—	192	52
Property, plant and equipment	—	19	47

Total depreciation	—	211	99

Amortisation
Patents and intellectual property	—	250	570
Software	—	2	5
GDC licensing agreement	1,084	1,084	745

Total amortisation	1,084	1,336	1,320

Total depreciation and amortisation	1,084	1,547	1,419

Impairment
Leasehold Improvements	—	143	—

Finance costs
Interest and finance charges paid/payable	—	—	1
Unwinding of the discount on contingent consideration	—	—	764

Finance costs expensed	—	—	765

Rental expense relating to operating leases
Minimum lease payments	79	301	335

Superannuation expense
Defined contribution superannuation expense	128	170	288

Employee benefits expense excluding superannuation
Employee benefits expense excluding superannuation	1,396	2,213	4,078

Other Expenses
Revaluation of contingent consideration	63	—	—